Stock-based compensation (Tables)	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Stock-Based Compensation
Schedule of stock award activity

The following table summarizes the stock award activity for the thirty-nine weeks ended December 27, 2014 (aggregate intrinsic value in thousands):

		Grant Date	Weighted
		Weighted-	Average
		Average	Remaining	Aggregate
	Stock	Exercise	Contractual	Intrinsic
	Options	Price(1)	Life (in Years)	Value

Outstanding at March 29, 2014	2,515,000	$5.97
Granted	362,150	$12.21
Cancelled, forfetied or expired	—	$—
Outstanding at December 27, 2014	2,877,150	$6.76	7.7	$33,556
Vested and expected to vest at December 27, 2014	2,877,150	$6.76	7.7	$33,556
Exerciseable at December 27, 2014	962,850	$6.61	7.4	$11,372

(1)

The grant date weighted-average exercise price reflects the reduction of the exercise price by $2.00 per share for the 1,918,550 unvested options that were part of the April 2014 dividend discussed above.

The following table summarizes the stock award activity for the fiscal year ended March 29, 2014 (aggregate intrinsic value in thousands):

	Stock options	Grant date weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at March 30, 2013	2,202,500	$7.09
Granted	312,500	$9.53
Canceled, forfeited or expired	—	$—

Outstanding at March 29, 2014	2,515,000	$7.40	8.3	$10,072

Vested and expected to vest at March 29, 2014	2,515,000	$7.40	8.3	$10,072

Exerciseable at March 29, 2014	721,450	$6.45	7.9	$3,570

Schedule of assumptions used to determine fair value of stock options

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013

Expected option term(1)	6.5 years	6.5 years	6.5 years	6.5 years
Expected volatility factor(2)	38.6% - 55.0%	56.0%	38.6% - 56.0%	56.0%
Risk-free interest rate(3)	1.7% - 1.8%	1.9%	1.7% - 2.0%	1.9% - 2.0%
Expected annual dividend yield(4)	0%	0%	0%	0%

(1)	The Company has limited historical information regarding expected option term. Accordingly, the Company determined the expected life of the options using the simplified method.
(2)

Stock volatility for each grant is measured using the weighted average of historical daily price changes of the Company’s competitors’ common stock over the most recent period equal to the expected option term of the Company’s awards.

(3)	The risk-free interest rate is determined using the rate on treasury securities with the same term.
(4)

The board of directors paid a dividend to stockholders in April 2014. The Company’s board of directors does not plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

	Fiscal year ended
	March 29, 2014	March 30, 2013	March 31, 2012

Expected option term(1)	6.5 years	6.5 years	6.5 years
Expected volatility factor(2)	56%	58%	56%
Risk-free interest rate(3)	1.91% - 2.03%	1.01%	2.37%
Expected annual dividend yield(4)	0%	0%	0%

(1)    The Company has limited historical information regarding expected option term. Accordingly, the Company determined the expected life of the options using the simplified method.

(2)    Stock volatility for each grant is measured using the weighted average of historical daily price changes of the Company's competitors' common stock over the most recent period equal to the expected option term of the Company's awards.

(3)    The risk-free interest rate is determined using the rate on treasury securities with the same term as the expected life of the stock option as of the grant date.

(4)   The board of directors paid a dividend to stockholders in April 2014 (See Note 16 "Subsequent events"). The Company's board of directors does not plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero.

Schedule of non-vested stock options

		Weighted-
		Average
		Grant Date
	Shares	Fair Value

Nonvested at March 29, 2014	1,793,550	$3.55
Granted	362,150	$6.55
Vested	(241,400)	$4.63
Nonvested shares forfeited	—	$—
Nonvested at December 27, 2014	1,914,300	$3.98

	Shares	Weighted- average grant date fair value

Nonvested at March 30, 2013	1,915,125	$1.56
Granted	312,500	$6.82
Vested	(434,075)	$2.73
Nonvested shares forfeited	—	$—

Nonvested at March 29, 2014	1,793,550	$3.55